CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 273,134,908	$ 134,927,410	$ 63,464,574
Costs and expenses
Cost of revenues	(95,144,945)	(61,270,887)	(20,553,319)
Selling and marketing expenses	(42,404,862)	(21,701,852)	(8,250,130)
General and administrative expenses	(38,271,252)	(42,974,825)	(4,120,693)
Technology and product development expenses	(14,286,120)	(5,221,124)	(1,597,658)
Total costs and expenses	(190,107,179)	(131,168,688)	(34,521,800)
Operating income	83,027,729	3,758,722	28,942,774
Interest income	111,881	202,474	390,227
Government grants	1,419,837	99,277
Investment income	54,824	13,994	27,568
Income before income taxes	84,614,271	4,074,467	29,360,569
Income tax expense	(2,019,911)	(861,081)	(435,766)
Net income	82,594,360	3,213,386	28,924,803
Net loss attributable to non-controlling interests	6,318
Accretion of redeemable convertible preferred shares (note 9)		(1,577,026)	(1,940,252)
Dividends distributed to redeemable convertible preferred shareholders		(3,704,083)
Net income (loss) attributable to Yalla Group Limited's shareholders	$ 82,600,678	$ (2,067,723)	$ 26,984,551
Earnings (loss) per ordinary share
-Basic	$ 0.56	$ (0.02)	$ 0.22
-Diluted	$ 0.46	$ (0.02)	$ 0.22
Weighted average number of shares outstanding used in computing earnings (loss) per ordinary share
-Basic	148,739,986	91,755,810	73,393,941
-Diluted	179,899,466	91,755,810	73,393,941
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes	$ 146,021	$ 368,771	$ 25,412
Unrealized holding gains on short-term investments, net of income taxes of US$6,892, US$3,498 and US$541 for the years ended December 31, 2019, 2020 and 2021, respectively	1,622	10,496	30,527
Less: reclassification adjustment for gains on short-term investments realized in net income, net of income taxes of US$6,892, US$3,498 and US$541 for the years ended December 31, 2019, 2020 and 2021, respectively	(1,622)	(10,496)	(20,676)
Other comprehensive income, net of income taxes	146,021	368,771	35,263
Comprehensive income	82,740,381	3,582,157	28,960,066
Less: comprehensive loss attributable to non-controlling interests	6,318
Comprehensive income attributable to Yalla Group Limited's shareholders	$ 82,746,699	$ 3,582,157	$ 28,960,066